Net income from financial instruments measured at fair value through profit and loss - HSBC Holdings – Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 9,582	$ 10,231	$ 9,531
Changes in fair value of designated debt and related derivatives	[1]	231	90	(97)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		455	812	695
Net income/expense from financial instruments measured at fair value through profit and loss		12,349	14,611	8,641
HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		801	1,477	245
Changes in fair value of designated debt and related derivatives	[2]	(326)	(360)	(77)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		1,141	1,659	43
Net income/expense from financial instruments measured at fair value through profit and loss		1,616	2,776	211
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		2,619	2,561	(626)
Derivatives managed in conjunction with HSBC’s issued debt securities | HSBC Holdings
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		694	764	(337)
Other changes in fair value
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(2,388)	(2,471)	529
Other changes in fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(1,020)	(1,124)	260
Trading securities
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		11,074	16,121	6,982
Trading securities | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(336)	(559)	(176)
Other instruments managed on a fair value basis
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(1,492)	(5,890)	2,549
Other instruments managed on a fair value basis | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 1,137	$ 2,036	$ 421

[1]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[2]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.